Subsequent events - New grants of share options (Details) - USD ($)	1 Months Ended			5 Months Ended	6 Months Ended	12 Months Ended
	Mar. 31, 2023	Jan. 31, 2023	Jul. 31, 2021	Dec. 31, 2021	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2020
2021 Option Plan
Subsequent events
Aggregate number of share options granted				13,575,733	63,464	2,354,744	13,575,733
Exercise price per share		$ 9.70	$ 9.70		$ 9.70	$ 9.70	$ 9.70
Subsequent events
Subsequent events
Fixed monetary amount	$ 160,000
Subsequent events | 2021 Option Plan
Subsequent events
Aggregate number of share options granted		63,464
Exercise price per share		$ 9.70